Revenue and other income - Additional information (Details)			1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 24, 2026 EUR (€)	Dec. 31, 2023 EUR (€)	Mar. 31, 2023 EUR (€) option	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements				€ 3,115,000	€ 1,671,000
Advance received - exclusive license		€ 13,300,000
Payments for research work		1,700,000				€ 1,700,000
Milestone payment received - option exercised		15,000,000
Monalizumab agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Decrease in revenue from contracts with customers				(100,000)
Revenue from collaboration and licensing agreements				0	56,000
IPH5201 agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements				0	0
IPH5201 agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements				417,000	916,000
Agreement with Sanofi, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements				0	€ 0
Milestone payment received				€ 0
Agreements with Genzyme for NK Cell engages
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of target options | option			2
Advance received			€ 25,000,000
Advance received - exclusive license			18,500,000
Payments for research work			€ 1,500,000
Research activities performance period			3 years
Payments for target options			€ 5,000,000
Number of exclusive options granted | option			2
Agreements with Sanofi for NK Cell engages
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	€ 2,500,000	€ 2,500,000